Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Change in plan liabilities
Balances – Beginning of the period	$ 21,750	$ 29,412
Current service cost	33	142
Interest cost	201	295
Actuarial loss (gain) from changes in financial assumptions	(148)	5,915
Benefits paid	(194)	(752)
Impact of foreign exchange rate changes	335	(1,432)
Balances – End of the period	22,273	21,750
Change in plan assets
Balances – Beginning of the period	10,591	11,927
Interest income from plan assets	99	120
Employer contributions	8	45
Employee contributions	2	10
Benefits paid	(71)	(247)
Remeasurement of plan assets	(14)	(641)
Impact of foreign exchange rate changes	160	(623)
Balances – End of the period	10,775	10,591
Net liability of the unfunded plans	11,011	10,787
Net liability of the funded plans	487	372
Net amount recognized as Employee future benefits	11,498	11,159
Amounts recognized:
In net loss	135	295
Actuarial (loss) gain on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive loss	(162)	5,262
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	21,657
Current service cost	30
Interest cost	200
Actuarial loss (gain) from changes in financial assumptions	(148)
Benefits paid	(194)
Impact of foreign exchange rate changes	334
Balances – End of the period	22,175	21,657
Change in plan assets
Balances – Beginning of the period	10,591
Interest income from plan assets	99
Employer contributions	8
Employee contributions	2
Benefits paid	(71)
Remeasurement of plan assets	(14)
Impact of foreign exchange rate changes	160
Balances – End of the period	10,775	10,591
Net liability of the unfunded plans	10,913
Net liability of the funded plans	487
Net amount recognized as Employee future benefits	11,400
Amounts recognized:
In net loss	131
Actuarial (loss) gain on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive loss	(162)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	93
Current service cost	3
Interest cost	1
Actuarial loss (gain) from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	1
Balances – End of the period	98	93
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	98
Net liability of the funded plans
Net amount recognized as Employee future benefits	98
Amounts recognized:
In net loss	4
Actuarial (loss) gain on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive loss